Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data	3 Months Ended																6 Months Ended		12 Months Ended
	Jan. 31, 2011		Oct. 31, 2010		Jul. 31, 2010		Apr. 30, 2010		Jan. 31, 2010		Oct. 31, 2009		Jul. 31, 2009		Apr. 30, 2009		Jul. 31, 2011	Jul. 31, 2010	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Revenues																	$ 5,284	$ 5,376	$ 10,921	$ 10,580	$ 9,768
Operating income																	439	478	947	836	747
Income from continuing operations																	242
Income from discontinued operations																	67
Net income																	309
Basic earnings per share																	$ 0.87
Diluted earnings per share																	$ 0.87
Science Applications International Corporation [Member]
Revenues																	5,284	5,376	10,921	10,580	9,768
Operating income																	439	478	947	836	747
Income from continuing operations	126		149		154		121		116		125		114		110		241	275	550	465	401
Income from discontinued operations																	67	34	61	17	18
Net income	131		171		187		122		118		130		120		114		308	309	611	482	419
As Adjusted [Member]
Revenues	2,724		2,821		2,749		2,627		2,619		2,703		2,675		2,583			5,376	10,921	10,580	9,768
Operating income	217		252		272		206		204		225		209		198			478	947	836	747
Income from continuing operations	126	[1]	151	[1]	157	[1]	124	[1]	119	[1]	130	[1]	117	[1]	113	[1]		281	558	479	428
Income from discontinued operations	5		22		33		1		2		5		6		4			34	61	17	18
Net income	$ 131	[2]	$ 173	[2]	$ 190	[2]	$ 125	[2]	$ 121	[1]	$ 135	[1]	$ 123	[1]	$ 117	[1]		$ 315	$ 619	$ 496	$ 446
Basic earnings per share	$ 0.35	[2]	$ 0.47	[2]	$ 0.50	[2]	$ 0.32	[2]	$ 0.31	[2]	$ 0.34	[2]	$ 0.31	[2]	$ 0.29	[2]		$ 0.82	$ 1.65	$ 1.25	$ 1.10
Diluted earnings per share	$ 0.35	[2]	$ 0.46	[2]	$ 0.50	[2]	$ 0.32	[2]	$ 0.30	[2]	$ 0.34	[2]	$ 0.31	[2]	$ 0.29	[2]		$ 0.82	$ 1.64	$ 1.23	$ 1.08

[1]	Income from continuing operations and net income relate to SAIC only, see Science Applications' amounts detailed below.
[2]	Earnings per share are computed independently for each of the quarters presented and therefore may not sum to the total for the fiscal year.